Share Capital - Disclosure of Detailed Information About Warrants Outstanding (Details) - $ / shares	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of classes of share capital [line items]
Number of warrants outstanding	582,194	610,122
Warrants One [Member]
Disclosure of classes of share capital [line items]
Issuance Date	Mar-19
Expiry date	Mar-21
Number of warrants outstanding	42,285
Warrants Two [Member]
Disclosure of classes of share capital [line items]
Issuance Date	Mar-19
Expiry date	Mar-23
Number of warrants outstanding	14,000
Warrants Three [Member]
Disclosure of classes of share capital [line items]
Issuance Date	Apr-19
Expiry date	Apr-22
Number of warrants outstanding	500
Warrants Three [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Average Exercise Price	$ 0.01
Warrants Three [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Average Exercise Price	$ 0.50
Warrants Four [Member]
Disclosure of classes of share capital [line items]
Issuance Date	May-19
Expiry date	May-21
Number of warrants outstanding	10,000
Warrants Five [Member]
Disclosure of classes of share capital [line items]
Issuance Date	Jul-19
Expiry date	May-25
Number of warrants outstanding	170,100
Warrants Six [Member]
Disclosure of classes of share capital [line items]
Issuance Date	Aug-19
Expiry date	Feb-25
Number of warrants outstanding	285,714
Warrants Seven [Member]
Disclosure of classes of share capital [line items]
Issuance Date	Aug-19
Expiry date	Aug-24
Number of warrants outstanding	22,857
Warrants Eight [Member]
Disclosure of classes of share capital [line items]
Issuance Date	Nov-17
Expiry date	Nov-21
Number of warrants outstanding	2,000
Warrants Eight [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Average Exercise Price	$ 1.51
Warrants Eight [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Average Exercise Price	$ 2.00
Warrants Nine [Member]
Disclosure of classes of share capital [line items]
Issuance Date	Oct-18
Expiry date	Oct-21
Number of warrants outstanding	20,000
Warrants Ten [Member]
Disclosure of classes of share capital [line items]
Issuance Date	Jun-18
Expiry date	Jun-23
Number of warrants outstanding	8,000
Warrants Ten [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Average Exercise Price	$ 2.01
Warrants Ten [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Average Exercise Price	$ 4.00
Warrants Eleven [Member]
Disclosure of classes of share capital [line items]
Issuance Date	Mar-19
Expiry date	Mar-21
Number of warrants outstanding	3,922
Warrants Twelve [Member]
Disclosure of classes of share capital [line items]
Issuance Date	May-18
Expiry date	May-21
Number of warrants outstanding	2,816
Warrants Twelve [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Average Exercise Price	$ 4.01